Eaton Vance

Atlanta Capital Focused Growth Fund

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value
Capital Markets — 5.5%
Charles Schwab Corp. (The)	22,408	$900,577
Intercontinental Exchange, Inc.	35,322	3,035,573

		$3,936,150

Chemicals — 8.8%
Ecolab, Inc.	16,429	$3,243,742
Linde PLC	15,554	3,123,243

		$6,366,985

Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corp., Class A	22,742	$2,181,867

		$2,181,867

Energy Equipment & Services — 0.6%
Schlumberger, Ltd.	10,226	$406,381

		$406,381

Equity Real Estate Investment Trusts (REITs) — 4.2%
American Tower Corp.	14,965	$3,059,594

		$3,059,594

Food Products — 2.0%
Mondelez International, Inc., Class A	27,323	$1,472,710

		$1,472,710

Health Care Equipment & Supplies — 5.9%
Danaher Corp.	29,899	$4,273,165

		$4,273,165

Insurance — 3.0%
Marsh & McLennan Cos., Inc.	21,454	$2,140,037

		$2,140,037

Interactive Media & Services — 10.4%
Alphabet, Inc., Class C(1)	4,469	$4,830,587
Facebook, Inc., Class A(1)	13,995	2,701,035

		$7,531,622

IT Services — 16.2%
Accenture PLC, Class A	7,093	$1,310,574
Fiserv, Inc.(1)	15,745	1,435,314
Mastercard, Inc., Class A	11,737	3,104,789
Visa, Inc., Class A	33,779	5,862,345

		$11,713,022

Security	Shares	Value
Life Sciences Tools & Services — 5.5%
Thermo Fisher Scientific, Inc.	13,534	$3,974,665

		$3,974,665

Machinery — 4.4%
IDEX Corp.	7,904	$1,360,594
Xylem, Inc.	21,359	1,786,467

		$3,147,061

Multiline Retail — 4.6%
Dollar General Corp.	24,826	$3,355,482

		$3,355,482

Pharmaceuticals — 4.5%
Zoetis, Inc.	28,690	$3,256,028

		$3,256,028

Professional Services — 2.6%
Verisk Analytics, Inc.	12,580	$1,842,467

		$1,842,467

Software — 12.1%
Check Point Software Technologies, Ltd.(1)	20,945	$2,421,452
Intuit, Inc.	8,970	2,344,130
Microsoft Corp.	29,374	3,934,941

		$8,700,523

Specialty Retail — 2.2%
TJX Cos., Inc. (The)	29,517	$1,560,859

		$1,560,859

Total Common Stocks (identified cost $50,594,611)		$68,918,618

Short-Term Investments — 6.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.40%(2)	4,435,054	$4,435,054

Total Short-Term Investments (identified cost $4,435,054)		$4,435,054

Total Investments — 101.6% (identified cost $55,029,665)		$73,353,672

Other Assets, Less Liabilities — (1.6)%		$(1,150,041)

Net Assets — 100.0%		$72,203,631

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2019 was $28,753.

The Fund did not have any open derivative instruments at June 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$68,918,618	*	$—	$—	$68,918,618
Short-Term Investments	—		4,435,054	—	4,435,054
Total Investments	$68,918,618		$4,435,054	$—	$73,353,672

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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